Investment in Financial Assets (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands					12 Months Ended
	Jan. 31, 2024	Jun. 25, 2023 USD ($)	Jun. 25, 2023 ILS (₪) ₪ / shares	Nov. 17, 2022 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Aug. 18, 2023 $ / shares	Sep. 15, 2022 $ / shares
Investment in Financial Assets [Line Items]
Investment amount | $				$ 1,500
Received shares (in Shares)				230,769
Share capital percentage	51.00%			9.33%
Common shares (in Shares)					706,683	261,494
Share price | (per share)			₪ 0.384		$ 2.81
Comprehensive loss | $		$ 158			$ 727	$ 771
Cash (in New Shekels) | $					$ 4,540
Par value per share (in New Shekels per share) | (per share)			0.05
Price Per Share (in New Shekels per share) | ₪ / shares			₪ 0.5
Top of range [member]
Investment in Financial Assets [Line Items]
Common shares (in Shares)				230,769
Bottom of range [member]
Investment in Financial Assets [Line Items]
Common shares (in Shares)				7,692
Israel [Member]
Investment in Financial Assets [Line Items]
Cash (in New Shekels) | ₪			₪ 2,500,000